Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD CALIFORNIA TAX-FREE FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 26, 2024
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2024